o 020 P-3

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                          FRANKLIN FLOATING RATE TRUST
                             DATED DECEMBER 1, 1999

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Opening Your Account" on page 40 is replaced with the following:

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT THE FUND DOES NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

  o To open an account                                                $1,000
  o To open a custodial account for a minor (an UGMA/UTMA account)    $  100
  o To open an account with an automatic investment plan ($25 for an
    Education IRA)                                                    $   50
  o To add to an account                                              $   50

We reserve the right to change the amount of these minimums for certain purchases. We also reserve the right to refuse any order to buy Common Shares.

3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Services to Help You Manage Your Account" on page 61). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

4. Make your investment using the table below.

METHOD      STEPS TO FOLLOW
------------------------------------------------------------------------------
BY MAIL     For an initial investment:
               Return the application to the fund with your check made payable to the fund.

            For additional investments:
               Send a check made payable to the fund. Please include your account number on the check.

------------------------------------------------------------------------------
BY WIRE     1. Call Shareholder Services or, if that number is busy,
               call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

            2. For an initial investment you must also return your signed application to the fund.

            IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

------------------------------------------------------------------------------
THROUGH
YOUR DEALER  Call your investment representative
------------------------------------------------------------------------------

Effective July 3, 2000, the following is added to the section above:

                            Opening an account         Adding to an account
--------------------------------------------------------------------------------
BY PHONE                    If you have another        Before requesting a
                            Franklin Templeton         telephone purchase,
(Up to $100,000             account with your bank     please make sure we have
per day)                    account information on     your bank account
1-800/632-2301              file, you may open a new   information on file. If
                            account by phone. The      we do not have this
                            accounts must be           information, you will
                            identically registered.    need to send written
                                                       instructions with your
                            To make a same day         bank's name and address,
                            investment, please call    a voided check or
                            us by 1:00 p.m. Pacific    savings account deposit
                            time or the close of the   slip, and a signature
                            New York Stock Exchange,   guarantee if the
                            whichever is earlier.      ownership of the bank
                                                       and fund accounts is
                                                       different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
--------------------------------------------------------------------------------

III. The first sentence of the fourth paragraph of the section "Exchanges" on page 51 is replaced with the following:

You may request an exchange over the phone (1-800-632-2301) provided that you do not hold share certificates for the Common Shares or other Franklin Templeton Fund shares you want to exchange. If your shares are held in street or nominee name, please contact your Securities Dealer to request an exchange by telephone. Otherwise, appropriate written instructions, signed by all registered owners, must accompany your exchange request.

IV. The last paragraph of the section "Written Instructions" on page 59 is replaced with the following:

TENDER OFFERS-TELEPHONE INSTRUCTIONS

Generally, in a Tender Offer, requests to tender Common Shares with a value of $100,000 or less can be made over the phone (1-800-632-2301) provided that you do not hold share certificates and you have not changed your address by phone within the last 15 days. You may not tender over the phone more than $100,000 in Common Shares during any single Tender Offer period. If your shares are held in street or nominee name, please contact your Securities Dealer to tender your Common Shares by telephone. Otherwise, written instructions with respect to your tender of Common Shares in a Tender Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Tender Offer.

If you qualify for a waiver from the Early Withdrawal Charge, please notify our representative when you request to tender Common Shares over the phone. If you do not indicate that you qualify for this waiver, the fund cannot guarantee that you will receive the waiver.

V. The section "Automatic Investment Plan" on page 61 is replaced with the following:

AUTOMATIC INVESTMENT PLAN

This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy Common Shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VI. The section "Services to Help You Manage Your Account" on page 61 is amended to add the following:

TELEPHONE PRIVILEGES

You automatically receive telephone privileges when you open your account, allowing you, your investment representative or your Securities Dealer to buy, sell or exchange your shares in connection with a Tender Offer and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange, or redemption privileges by sending your written instruction stating that you decline telephone exchange or redemption privileges to Investor Services at P.O. Box 997151, Sacramento, CA, 95899-9983.



              Please keep this supplement for future reference.